Prepaid Expenses and Deposits (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfPrepaidExpensesAndDepositsLineItems [Line Items]
Prepaid and deposits related to exploration and evaluation expenditures	$ 71	$ 359
Peruvian Exploration Projects
DisclosureOfPrepaidExpensesAndDepositsLineItems [Line Items]
Prepaid and deposits related to exploration and evaluation expenditures	$ 163	$ 192